Warrants (Details Narrative)	12 Months Ended
Oct. 31, 2019 USD ($)
Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 79,237
Fair value of the warrants vested	77,014
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	152,798
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	360,818
Warrants Three [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	584,430
Warrants Four [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	133,690
Warrants Five [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	321,654
Warrants Six [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	893,646
Warrants Seven [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	376,594
Warrants Eight [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 193,438